SUPPLEMENT

DATED AUGUST 5, 2011 TO

HARTFORD HEALTHCARE HLS FUND (FORMERLY HARTFORD GLOBAL
HEALTH HLS FUND) PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED MAY 1, 2011,

AS LAST SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS)

AND JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of the above-referenced Prospectus and Summary Prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

SUPPLEMENT

DATED AUGUST 5, 2011 TO

HARTFORD MONEY MARKET HLS FUND PROSPECTUS

DATED MAY 1, 2011, AS LAST SUPPLEMENTED JUNE 1, 2011

Effective September 1, 2011, the Prospectus of the Hartford Money Market HLS Fund (the “Fund”) is revised as follows:

Effective September 1, 2011, the Board of Directors approved a six months’ extension of the reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero currently in effect for Class IB.  The 12b-1 payments to financial intermediaries by the Fund’s distributor will be zero for Class IB during this time period.  The Hartford may be required to pay out of its own resources the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of the 12b-1 fees.  The Board expects to reconsider the level of 12b-1 fees at its February 2012 meeting.  The Board’s action may be changed at any time.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

SUPPLEMENT

DATED AUGUST 5, 2011 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011, AS LAST SUPPLEMENTED JULY 14, 2011
FOR HARTFORD SERIES FUND, INC. (THE “SAI”)

Effective August 5, 2011, the SAI is revised as follows:

Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS Fund)

1. In the section titled “General Information” the fourth paragraph is restated as follows:

Each HLS Fund is a diversified Fund.

2. In the section titled “Investment Objectives and Policies — D. Classification” the first two paragraphs are deleted and replaced with the following:

Each HLS Fund has elected to be classified as a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each such HLS Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer (i) to an amount not greater in value than 5% of the value of the total assets of such HLS Fund and (ii) to not more than 10% of the outstanding voting securities of such issuer.

3. In the table at the beginning of the section titled “Investment Risks” the Non-Diversification Risk designation is deleted for Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS Fund).

This Supplement should be retained with your SAI for future reference.